UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (99.22%)
Gathering & Processing (27.24%)
Oil & Gas (2.03%)
Antero Midstream Partners LP	27,170	$942,527

Oil & Gas Services (1.17%)
Rice Midstream Partners LP	26,002	542,402

Pipelines (24.04%)
DCP Midstream LP	32,083	1,091,785
EnLink Midstream Partners LP	57,582	951,830
MPLX LP	97,007	3,526,204
Western Gas Partners LP	35,556	1,846,423
Williams Partners LP	89,748	3,718,260
		11,134,502

TOTAL GATHERING & PROCESSING		12,619,431

Pipeline Transportation | Natural Gas (29.94%)
Pipelines (29.94%)
Boardwalk Pipeline Partners LP	44,134	738,803
Energy Transfer Partners LP	224,717	4,649,395
Enterprise Products Partners LP	167,370	4,552,464
EQT Midstream Partners LP	20,787	1,615,773
Spectra Energy Partners LP	27,868	1,259,634
TC PipeLines LP	18,370	1,052,417
		13,868,486

TOTAL PIPELINE TRANSPORTATION | NATURAL GAS		13,868,486

Pipeline Transportation | Petroleum (42.04%)
Pipelines (42.04%)
Andeavor Logistics LP	26,156	1,363,512
Buckeye Partners LP	49,614	3,145,032
Enbridge Energy Partners LP	76,449	1,195,662
Genesis Energy LP	38,092	1,150,378
Magellan Midstream Partners LP	63,987	4,463,733
NGL Energy Partners LP	39,637	505,372
NuStar Energy LP	28,074	1,215,043
Phillips 66 Partners LP	15,483	778,176
Plains All American Pipeline LP	148,878	3,925,913
Shell Midstream Partners LP	31,294	894,383
Tallgrass Energy Partners LP	16,395	838,112
		19,475,316

TOTAL PIPELINE TRANSPORTATION | PETROLEUM		19,475,316

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $40,885,005)		45,963,233
Value (Note 2)
TOTAL INVESTMENTS (99.22%) (Cost $40,885,005)	$45,963,233

Other Assets In Excess Of Liabilities (0.78%)	360,952

NET ASSETS (100.00%)	$46,324,185

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (27.70%)
Argentina (0.12%)
Adecoagro SA(a)	50,405	$512,618
YPF SA, Sponsored ADR	6,833	138,027
		650,645

Australia (1.23%)
Alumina, Ltd.	306,469	465,833
BHP Billiton, Ltd.	3,582	74,076
BlueScope Steel, Ltd.	27,028	284,983
Fortescue Metals Group, Ltd.	225,671	1,036,283
GrainCorp, Ltd., Class A	85,256	595,428
Iluka Resources, Ltd.	60,429	436,056
Incitec Pivot, Ltd.	328,759	841,624
Independence Group NL	77,396	186,370
Newcrest Mining, Ltd.	2,493	40,287
Northern Star Resources, Ltd.	7,245	25,502
Nufarm, Ltd.	104,189	705,151
Oil Search, Ltd.	106,452	565,473
OZ Minerals, Ltd.	84,555	564,151
Regis Resources, Ltd.	42,843	131,271
Santos, Ltd.(a)	7,201	19,529
South32, Ltd.	276,844	644,493
Woodside Petroleum, Ltd.	9,004	210,117
		6,826,627

Austria (0.06%)
OMV AG	21	1,189
voestalpine AG	6,748	342,378
		343,567

Brazil (0.69%)
BRF SA, ADR(a)	70,154	827,116
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	182,261	1,961,128
Cia Siderurgica Nacional SA, Sponsored ADR(a)	99,573	242,958
Gerdau SA, Sponsored ADR	97,748	329,411
Vale SA, Sponsored ADR	42,979	431,079
		3,791,692

Canada (6.25%)
Advantage Oil & Gas, Ltd.(a)	80,500	553,347
Agnico Eagle Mines, Ltd.	18,349	857,082
Agrium, Inc.	3,115	311,812
Alamos Gold, Inc., Class A	25,182	178,540
ARC Resources, Ltd.	62,887	867,076
B2Gold Corp.(a)	223,800	561,856
Barrick Gold Corp.	5,870	99,262
Baytex Energy Corp.(a)	63,400	177,983
Birchcliff Energy, Ltd.	128,800	630,182
Cameco Corp.	31,300	320,825
Canadian Energy Services & Technology Corp.	32,100	164,008
Canadian Natural Resources, Ltd.	43,945	1,344,717
Canadian Solar, Inc.(a)	20,133	341,053
	Shares	Value (Note 2)
Canada (continued)
Cenovus Energy, Inc.	110,300	$926,281
Centerra Gold, Inc.	106,000	565,390
Crescent Point Energy Corp.	190,278	1,495,668
Crew Energy, Inc.(a)	58,200	189,526
Detour Gold Corp.(a)	23,500	295,552
Dominion Diamond Corp.	21,401	301,326
Eldorado Gold Corp.	20,618	43,710
Encana Corp.	8,286	83,357
Enerflex, Ltd.	11,100	153,490
Enerplus Corp.	54,700	493,583
First Majestic Silver Corp.(a)	147,615	1,214,871
First Quantum Minerals, Ltd.	104,700	1,157,222
Franco-Nevada Corp.	11,403	826,261
Freehold Royalties, Ltd.	26,200	298,828
Goldcorp, Inc.	23,499	308,542
Gran Tierra Energy, Inc.(a)	49,870	117,693
Guyana Goldfields, Inc.(a)	10,300	39,738
Hudbay Minerals, Inc.	38,900	302,027
Husky Energy, Inc.(a)	100,913	1,167,976
IAMGOLD Corp.(a)	55,668	300,607
Imperial Oil, Ltd.	34,000	975,753
Kelt Exploration, Ltd.(a)	64,000	343,421
Kinross Gold Corp.(a)	37,388	154,039
Lundin Mining Corp.	147,400	1,060,500
MEG Energy Corp.(a)	35,900	147,430
Mullen Group, Ltd.	20,800	266,267
New Gold, Inc.(a)	47,087	157,741
NuVista Energy, Ltd.(a)	24,200	124,033
OceanaGold Corp.	146,600	400,967
Osisko Gold Royalties, Ltd.	29,369	377,139
Pan American Silver Corp.	22,400	377,440
Paramount Resources, Ltd., Class A(a)	15,300	245,193
Parex Resources, Inc.(a)	43,000	529,072
Pason Systems, Inc.	13,400	195,613
Peyto Exploration & Development Corp.	65,400	1,162,434
Potash Corp. of Saskatchewan, Inc.	13,495	241,561
PrairieSky Royalty, Ltd.	21,436	532,311
Precision Drilling Corp.(a)	89,606	261,650
Pretium Resources, Inc.(a)	28,723	276,028
Raging River Exploration, Inc.(a)	147,000	942,073
Secure Energy Services, Inc.	42,200	318,848
Seven Generations Energy, Ltd., Class A(a)	55,800	969,870
ShawCor, Ltd.	12,700	284,610
Silver Standard Resources, Inc.(a)	73,393	714,114
Suncor Energy, Inc.	29,730	969,817
Teck Resources, Ltd., Class B	7,468	161,981
TORC Oil & Gas, Ltd.	129,200	581,361
Torex Gold Resources, Inc.(a)	17,100	311,757
Tourmaline Oil Corp.(a)	33,600	745,169
Turquoise Hill Resources, Ltd.(a)	71,705	235,909
Vermilion Energy, Inc.	30,900	1,017,649
Wheaton Precious Metals Corp.	51,144	1,038,735
Whitecap Resources, Inc.	218,500	1,614,106
Yamana Gold, Inc.	60,178	156,463
		34,580,445

	Shares	Value (Note 2)
Chile (0.39%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	51,985	$2,137,103

China (0.20%)
China Petroleum & Chemical Corp., Class H	266,358	202,220
CNOOC, Ltd., Sponsored ADR	4,735	532,451
PetroChina Co., Ltd., ADR	5,807	375,190
		1,109,861

Colombia (0.08%)
Ecopetrol SA, Sponsored ADR	46,622	435,449

Denmark (0.21%)
FLSmidth & Co. A/S	6,011	367,898
Vestas Wind Systems A/S	8,201	801,531
		1,169,429

Faroe Islands (0.13%)
Bakkafrost P/F	17,726	696,384

Finland (0.10%)
Kemira OYJ	17,283	217,895
Outokumpu OYJ	4,521	38,052
Outotec OYJ(a)	43,438	283,336
		539,283

Germany (0.53%)
Aurubis AG	3,605	321,265
K+S AG	51,853	1,350,133
Nordex SE(a)	26,306	359,368
Salzgitter AG	10,429	468,093
SMA Solar Technology AG	11,558	419,502
		2,918,361

Great Britain (0.78%)
Amec Foster Wheeler PLC	48,174	282,083
Antofagasta PLC	9,379	117,064
BP PLC, Sponsored ADR	17,280	607,219
Ensco PLC, Class A	16,593	87,777
FMC Technologies, Inc.(a)	10,745	306,662
John Wood Group PLC	38,450	309,712
Petrofac, Ltd.	12,709	74,954
Royal Dutch Shell PLC, Class A, Sponsored ADR	4,589	259,416
Royal Dutch Shell PLC, Class B	7,957	225,927
Subsea 7 SA	41,346	612,078
Tullow Oil PLC(a)	17,523	38,864
United Utilities Group PLC	117,964	1,396,886
		4,318,642

Israel (0.06%)
SolarEdge Technologies, Inc.(a)	15,457	354,738
Tower Semiconductor, Ltd.(a)	1	15
		354,753
	Shares	Value (Note 2)
Italy (0.05%)
Eni SpA, Sponsored ADR	8,120	$256,430

Japan (2.73%)
Daido Steel Co., Ltd.	46,000	280,394
GS Yuasa Corp.	111,000	524,568
Hitachi Metals, Ltd.	21,200	295,756
Inpex Corp.	101,433	987,234
Japan Petroleum Exploration Co., Ltd.	19,200	398,647
Kubota Corp.	194,500	3,386,481
Kurita Water Industries, Ltd.	57,416	1,635,323
Maruichi Steel Tube, Ltd.	9,200	284,149
Megmilk Snow Brand Co., Ltd.	49,300	1,363,917
Mitsubishi Materials Corp.	16,600	558,629
Nippon Light Metal Holdings Co., Ltd.	92,900	250,273
Nippon Steel & Sumitomo Metal Corp.	8,600	211,558
Nippon Suisan Kaisha, Ltd.	259,800	1,517,631
Nisshin Steel Co., Ltd.	29,000	355,644
OSAKA Titanium Technologies Co., Ltd.	8,500	131,303
Sakata Seed Corp.	17,200	524,994
Sanyo Special Steel Co., Ltd.	9,000	54,696
Sumitomo Forestry Co., Ltd.	76,059	1,165,946
Tokyo Steel Manufacturing Co., Ltd.	73,400	629,837
UACJ Corp.	54,000	159,681
Yamato Kogyo Co., Ltd.	14,400	404,263
		15,120,924

Jersey (0.23%)
Randgold Resources, Ltd., ADR	13,411	1,246,418

Luxembourg (0.22%)
APERAM SA	9,087	441,744
ArcelorMittal(a)	5,056	132,844
Ternium SA, Sponsored ADR	20,283	620,660
		1,195,248

Mexico (0.32%)
Grupo Lala SAB de CV	457,100	899,179
Grupo Mexico SAB de CV, Series B	225,583	734,309
Industrias Penoles SAB de CV	4,967	121,926
		1,755,414

Netherlands (0.46%)
Core Laboratories N.V.	1,775	178,441
Frank's International N.V.	36,103	292,434
Fugro N.V.(a)	27,192	436,817
OCI N.V.(a)	54,584	1,170,530
SBM Offshore N.V.	27,872	482,056
		2,560,278

Norway (1.40%)
Aker BP ASA	13,582	256,341
Aker Solutions ASA(a)(b)	25,002	125,187
DNO ASA(a)	295,286	344,000
Leroy Seafood Group ASA	146,660	851,103
Marine Harvest ASA	86,700	1,615,388
Petroleum Geo-Services ASA(a)	73,782	161,304
Salmar ASA	16,124	419,359
Statoil ASA	45,429	851,629
TGS NOPEC Geophysical Co. ASA	21,753	459,801

	Shares	Value (Note 2)
Norway (continued)
Yara International ASA	66,112	$2,634,273
		7,718,385

Peru (0.11%)
Cia de Minas Buenaventura SAA, ADR	3,634	44,480
Southern Copper Corp.	14,453	568,581
		613,061

Singapore (0.27%)
First Resources, Ltd.	229,200	316,278
Wilmar International, Ltd.	480,161	1,183,439
		1,499,717

South Africa (0.45%)
African Rainbow Minerals, Ltd.	5,369	38,210
Exxaro Resources, Ltd.	25,818	213,381
Gold Fields, Ltd., Sponsored ADR	286,563	1,143,386
Harmony Gold Mining Co., Ltd., Sponsored ADR	85,537	154,822
Impala Platinum Holdings, Ltd.(a)	40,468	108,119
Kumba Iron Ore, Ltd.(a)	2,715	40,482
Sasol, Ltd.	21,474	646,905
Sibanye Gold, Ltd., Sponsored ADR	28,449	146,797
		2,492,102

South Korea (0.08%)
POSCO, Sponsored ADR	5,776	433,893

Spain (0.08%)
Acerinox SA	35,054	451,072

Sweden (0.32%)
Boliden AB	24,088	756,609
Holmen AB, B Shares	11,225	506,903
Lundin Petroleum AB(a)	11,251	255,990
SSAB AB, A Shares(a)	46,692	235,895
		1,755,397

Switzerland (0.30%)
Glencore PLC	13,047	57,521
Noble Corp. PLC	28,144	112,576
Syngenta AG	2,464	1,134,595
Transocean, Ltd.(a)	31,936	276,246
Weatherford International PLC(a)	20,498	91,421
		1,672,359

United States (9.85%)
AGCO Corp.	8,119	585,705
AK Steel Holding Corp.(a)	43,845	248,163
Alcoa Corp.(a)	2,419	88,052
American States Water Co.	17,980	889,111
American Water Works Co., Inc.	15,039	1,219,663
Andersons, Inc.	13,426	462,526
Antero Resources Corp.(a)	36,243	747,331
Apache Corp.	4,465	220,928
Aqua America, Inc.	18,758	626,142
Archer-Daniels-Midland Co.	16,450	693,861
Archrock, Inc.	16,961	185,723
	Shares	Value (Note 2)
United States (continued)
Atwood Oceanics, Inc.(a)	23,061	$181,259
Bristow Group, Inc.	10,530	77,606
Bunge, Ltd.	14,978	1,174,125
Cabot Oil & Gas Corp.	40,971	1,018,949
Calgon Carbon Corp.	32,061	512,976
California Resources Corp.(a)	13,461	109,303
California Water Service Group	23,438	911,738
Callon Petroleum Co.(a)	25,078	283,883
Cal-Maine Foods, Inc.(a)	20,252	772,614
Carpenter Technology Corp.	11,547	466,845
Carrizo Oil & Gas, Inc.(a)	36,427	574,090
Century Aluminum Co.(a)	18,820	315,800
Chesapeake Energy Corp.(a)	11,489	56,985
Chevron Corp.	4,200	458,598
Cimarex Energy Co.	162	16,043
Cliffs Natural Resources, Inc.(a)	104,060	803,343
Commercial Metals Co.	4,429	82,379
ConocoPhillips	6,841	310,376
CONSOL Energy, Inc.(a)	14,532	243,556
Continental Resources, Inc.(a)	18,279	611,067
Darling Ingredients, Inc.(a)	15,237	247,906
Deere & Co.	3,208	411,522
Denbury Resources, Inc.(a)	96,050	140,233
Devon Energy Corp.	5,560	185,204
Diamond Offshore Drilling, Inc.(a)	3,190	39,620
Diamondback Energy, Inc.(a)	7,413	710,758
Dril-Quip, Inc.(a)	5,184	231,206
Energen Corp.(a)	700	37,296
Energy Recovery, Inc.(a)	41,392	314,579
EOG Resources, Inc.	2,592	246,603
EP Energy Corp., Class A(a)	95,197	321,766
EQT Corp.	1,777	113,195
Exxon Mobil Corp.	6,588	527,304
First Solar, Inc.(a)	31,903	1,573,137
FMC Corp.	7,490	572,086
Forum Energy Technologies, Inc.(a)	14,276	189,157
Freeport-McMoRan, Inc.(a)	6,296	92,048
Gulfport Energy Corp.(a)	1,352	17,062
Halliburton Co.	564	23,936
Harsco Corp.(a)	20,191	311,951
Helix Energy Solutions Group, Inc.(a)	35,512	232,248
Helmerich & Payne, Inc.	2,490	126,044
Hess Corp.	1,505	67,033
HollyFrontier Corp.	28,340	817,326
Hormel Foods Corp.	55,374	1,892,130
Ingredion, Inc.	14,657	1,807,501
Kaiser Aluminum Corp.	4,013	390,425
Kinder Morgan, Inc.	5,763	117,738
Kosmos Energy, Ltd.(a)	61,883	408,428
Laredo Petroleum, Inc.(a)	22,333	289,436
Lindsay Corp.	10,840	993,703
Marathon Oil Corp.	3,240	39,625
Marathon Petroleum Corp.	31,343	1,754,895
Matador Resources Co.(a)	5	121
McDermott International, Inc.(a)	76,972	521,100
Monsanto Co.	10,042	1,173,106
Mosaic Co.	39,530	954,254
Murphy Oil Corp.	442	11,748
Nabors Industries, Ltd.	11,916	91,872

	Shares	Value (Note 2)
United States (continued)
National Oilwell Varco, Inc.	3,837	$125,508
Newfield Exploration Co.(a)	2,455	70,532
Newmont Mining Corp.	39,766	1,478,102
Noble Energy, Inc.(a)	29,166	843,189
Occidental Petroleum Corp.	2,142	132,654
Oceaneering International, Inc.	13,339	342,145
Oil States International, Inc.(a)	6,379	158,518
Parsley Energy, Inc., Class A(a)	13,039	381,782
Patterson-UTI Energy, Inc.	10,224	197,732
PDC Energy, Inc.(a)	21,150	997,434
Phillips 66	10,779	902,741
Pilgrim's Pride Corp.(a)	46,006	1,117,486
Pioneer Natural Resources Co.	1,396	227,688
Potlatch Corp. REIT	26,062	1,247,067
QEP Resources, Inc.(a)	58,822	504,105
Range Resources Corp.	26,273	554,623
Rayonier, Inc. REIT	39,316	1,142,916
Rice Energy, Inc.(a)	16,471	460,694
Rowan Cos. PLC, Class A(a)	10,045	117,225
Royal Gold, Inc.	1,475	127,824
RSP Permian, Inc.(a)	24,821	852,850
Sanchez Energy Corp.(a)	18,026	101,667
Sanderson Farms, Inc.	28,858	3,773,184
Schlumberger, Ltd.	2,304	158,054
Schnitzer Steel Industries, Inc., Class A	4,601	118,706
SJW Group	7,804	412,597
Southwestern Energy Co.(a)	28,613	163,094
SRC Energy, Inc.(a)	36,500	310,615
SunCoke Energy, Inc.(a)	4,214	37,715
Superior Energy Services, Inc.(a)	13,527	145,551
Tahoe Resources, Inc.	207,800	1,136,712
TimkenSteel Corp.(a)	3,384	53,772
Tyson Foods, Inc., Class A	5,219	330,676
United States Steel Corp.	3,059	71,856
Valero Energy Corp.	20,330	1,402,160
Walter Energy, Inc.(a)	68,768	2,407
Weyerhaeuser Co. REIT	21,210	700,354
Whiting Petroleum Corp.(a)	73,699	386,920
WPX Energy, Inc.(a)	27,179	292,990
		54,525,887

TOTAL COMMON STOCKS (Cost $144,399,772)		153,168,826

MASTER LIMITED PARTNERSHIPS (0.19%)
United States (0.19%)
Alliance Resource Partners LP	14,363	290,133
Buckeye Partners LP	977	61,932
Energy Transfer Partners LP	3,886	80,401
Enterprise Products Partners LP	10,676	290,388
Magellan Midstream Partners LP	2,054	143,287
MPLX LP	1,555	56,524
Plains All American Pipeline LP	3,090	81,483
	Shares	Value (Note 2)
United States (continued)
Williams Partners LP	1,242	$51,456
		1,055,604

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,410,976)		1,055,604

RIGHTS AND WARRANTS (0.00%)(c)
United States (0.00%)(c)
Hycroft Mining Corp., Expires 10/12/2022	2,912	539
Interoil Corp. CVR, Expires 1/31/2020(d)	8,335	0
		539

TOTAL RIGHTS AND WARRANTS (Cost $134,050)		539

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (45.96%)
U.S. Treasury Bonds (45.96%)
United States Treasury Inflation Indexed Bonds
1.625%, 1/15/18	$70,089,600	$70,440,539
0.125%, 4/15/19(e)	122,237,746	122,430,881
United States Treasury Notes
0.750%, 1/31/18(e)	38,000,000	37,922,973
1.625%, 3/31/19(e)	23,250,000	23,364,437
		254,158,830

TOTAL GOVERNMENT BONDS (Cost $255,875,425)		254,158,830

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (23.49%)
Money Market Fund (23.49%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.874%	129,933,674	129,933,674

TOTAL SHORT TERM INVESTMENTS (Cost $129,933,674)			129,933,674

TOTAL INVESTMENTS (97.34%) (Cost $531,753,897)			$538,317,473

Other Assets In Excess Of Liabilities (2.66%)(f)			14,717,957
NET ASSETS - 100.00%			$553,035,430

(a)	Non-Income Producing Security.
(b)
These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $125,187, representing 0.023% of the Fund's net assets.

(c)	Less than 0.005%.
(d)
Fair valued security; valued by management in accordance with the procedures approved by the Fund’s Board of Trustees. As of July 31, 2017, these securities had a total value of $0 or less than 0.000% of total net assets.

(e)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $29,285,864.
(f)	Includes cash which is being held as collateral for total return swap contracts in the amount of $2,977.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Long	1,084	8/31/17	$57,148,480	$3,322,431
LME Copper Future	Long	27	9/18/17	4,290,637	327,340
LME Zinc Future	Long	9	9/18/17	627,694	23,614
Platinum Future	Long	90	10/27/17	4,233,150	48,851
Silver Future	Long	63	9/27/17	5,287,590	48,481
				$71,587,551	$3,770,717

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
Copper Future	Short	(55)	9/27/17	$(3,975,813)	$(345,236)
Gold 100 Oz Future	Short	(24)	12/27/17	(3,056,160)	(23,088)
LME Nickel Future	Long	36	9/18/17	2,201,580	(4,952)
WTI Crude Future	Short	(447)	8/22/17	(22,425,990)	(1,586,956)
				$(27,256,383)	$(1,960,232)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/ Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Citigroup	CRB 3m Fwd TR Index **	$114,556,766	USB3MTA + 27 bps*	9/29/2017	$1,015
Societe Generale	CRB 3m Fwd TR Index **	74,820,547	USB3MTA + 35 bps*	11/30/2017	662
UBS	CRB 3m Fwd TR Index **	59,063,309	USB3MTA + 32 bps*	11/30/2017	524
				Total Appreciation	$2,201

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/ Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index **	$106,270,620	USB3MTA + 35 bps*	6/29/2018	$(1)
Bank of America - Merrill Lynch	ML eXtra Silver GA6	1,164,100	USB3MTA + 10 bps*	6/29/2018	-
					$(1)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/ Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
Bank of America - Merrill Lynch	MLCS Silver J-F3	$(1,157,377)	USB3MTA*	6/29/2018	-
					$-
				Total Depreciation	$(1)

(a)
For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount
**	CRB - Commodity Research Bureau

ALPS | Kotak India Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.70%)
Consumer Discretionary (9.19%)
Auto Components (2.31%)
Motherson Sumi Systems, Ltd.(a)	50,198	$254,432
MRF, Ltd.	444	478,887
		733,319

Automobiles (5.08%)
Maruti Suzuki India, Ltd.	5,935	716,856
Tata Motors, Ltd., Class A(a)	124,979	507,353
TVS Motor Co., Ltd.	42,300	384,136
		1,608,345

Household Durables (1.32%)
Crompton Greaves Consumer Electricals, Ltd.	122,769	418,644
		418,644

Textiles, Apparel & Luxury Goods (0.48%)
Arvind, Ltd.	26,521	151,242

TOTAL CONSUMER DISCRETIONARY		2,911,550

Consumer Staples (8.55%)
Food Products (2.15%)
Britannia Industries, Ltd.	11,150	681,505
		681,505

Personal Products (3.44%)
Colgate-Palmolive India, Ltd.	22,829	384,064
Emami, Ltd.	22,263	384,742
Godrej Consumer Products, Ltd.	19,934	322,382
		1,091,188

Tobacco (2.96%)
ITC, Ltd.	211,300	938,919
		938,919

TOTAL CONSUMER STAPLES		2,711,612

Energy (5.99%)
Oil, Gas & Consumable Fuels (5.99%)
Hindustan Petroleum Corp., Ltd.	132,965	793,961
Petronet LNG, Ltd.	83,382	265,119
Reliance Industries, Ltd.	33,341	839,290
		1,898,370

TOTAL ENERGY		1,898,370

Financials (31.18%)
Capital Markets (0.48%)
BSE, Ltd.	9,078	153,368
	Shares	Value (Note 2)
Commercial Banks (24.51%)
Axis Bank, Ltd.	92,878	$752,503
Bank of Baroda	169,810	439,315
Federal Bank, Ltd.	162,468	291,920
HDFC Bank, Ltd.	86,700	2,411,926
ICICI Bank, Ltd.	262,656	1,235,963
IndusInd Bank, Ltd.	35,500	910,698
State Bank of India	201,000	978,777
Yes Bank, Ltd.	26,475	746,711
		7,767,813

Diversified Financial Services (0.69%)
Bharat Financial Inclusion, Ltd.(a)	16,540	217,610

Insurance (2.31%)
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	30,500	218,129
Max Financial Services, Ltd.	54,045	513,376
		731,505

Thrifts & Mortgage Finance (3.19%)
Housing Development Finance Corp., Ltd.	36,203	1,009,761
		1,009,761

TOTAL FINANCIALS		9,880,057

Health Care (5.65%)
Health Care Providers & Services (1.46%)
Dr Lal PathLabs, Ltd.(b)(c)	12,992	168,908
HealthCare Global Enterprises, Ltd.(a)	69,230	293,818
		462,726

Pharmaceuticals (4.19%)
Cadila Healthcare, Ltd.	28,402	240,533
Cipla, Ltd.	32,290	281,994
Lupin, Ltd.	23,546	378,792
Sun Pharmaceutical Industries, Ltd.	51,351	425,718
		1,327,037

TOTAL HEALTH CARE		1,789,763

Industrials (11.55%)
Air Freight & Logistics (0.80%)
Allcargo Logistics, Ltd.(a)	95,000	254,147

Building Products (2.30%)
Kajaria Ceramics, Ltd.	34,925	368,771
Somany Ceramics, Ltd.	28,695	358,795
		727,566

Construction & Engineering (2.30%)
Larsen & Toubro, Ltd.	39,236	730,190
		730,190

Electrical Equipment (3.64%)
Amara Raja Batteries, Ltd.	33,369	433,922
Finolex Cables, Ltd.	42,025	305,608

	Shares	Value (Note 2)
Electrical Equipment (continued)
V-Guard Industries, Ltd.	149,023	$413,842
		1,153,372

Machinery (1.69%)
Thermax, Ltd.	15,982	216,906
Timken India, Ltd.	28,485	319,886
		536,792

Transportation Infrastructure (0.82%)
Gateway Distriparks, Ltd.	60,726	259,619
		259,619

TOTAL INDUSTRIALS		3,661,686

Information Technology (6.89%)
IT Services (6.89%)
HCL Technologies, Ltd.	29,467	410,549
Infosys, Ltd.	75,578	1,187,879
Tata Consultancy Services, Ltd.	7,662	297,550
Tech Mahindra, Ltd.	47,797	287,408
		2,183,386

TOTAL INFORMATION TECHNOLOGY		2,183,386

Materials (16.34%)
Auto Parts & Equipment (0.86%)
Gulf Oil Lubricants India, Ltd.	21,500	273,756

Chemicals (3.45%)
Akzo Nobel India, Ltd.(a)	14,417	401,083
Berger Paints India, Ltd.	108,579	419,522
SH Kelkar & Co., Ltd.(a)(b)(c)	66,228	273,219
		1,093,824

Construction Materials (9.84%)
ACC, Ltd.	14,700	397,179
Century Textiles & Industries, Ltd.	17,625	326,393
Dalmia Bharat, Ltd.(a)	8,976	372,066
JK Cement, Ltd.	26,027	413,094
Orient Cement, Ltd.	106,690	259,740
Ramco Cements, Ltd.	51,347	543,395
Shree Cement, Ltd.	1,426	413,470
UltraTech Cement, Ltd.	6,200	392,047
		3,117,384

Metals & Mining (2.19%)
Jindal Steel & Power, Ltd.(a)	135,000	322,517
Vedanta, Ltd.	85,017	370,754
		693,271

TOTAL MATERIALS		5,178,235
	Shares	Value (Note 2)
Real Estate (1.36%)
Real Estate Management & Development (1.36%)
Brigade Enterprises, Ltd.(a)	98,900	$431,223

TOTAL REAL ESTATE		431,223

TOTAL COMMON STOCKS (Cost $24,887,905)		30,645,882

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.41%)
Money Market Fund (0.41%)
Dreyfus Institutional Preferred Money Market Fund	1.080%	129,662	129,662

TOTAL SHORT TERM INVESTMENTS (Cost $129,662)			129,662

TOTAL INVESTMENTS (97.11%) (Cost $25,017,567)			$30,775,544

Other Assets In Excess Of Liabilities (2.89%)			914,530

NET ASSETS (100.00%)			$31,690,074

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, the aggregate market value of those securities was $660,256, representing 2.08% of net assets.

(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2017 the aggregate market value of those securities was $660,256, representing 2.08% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

ALPS|Metis Global Micro Cap Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (97.80%)
Australia (4.05%)
Beadell Resources, Ltd.(a)	621,741	$92,685
Cabcharge Australia, Ltd.	40,034	69,819
Medusa Mining, Ltd.(a)	349,571	82,796
Metals X, Ltd.(a)	183,356	119,629
Monadelphous Group, Ltd.	8,950	109,186
Prime Media Group, Ltd.	480,870	155,802
Reckon, Ltd.	64,133	76,960
Sandfire Resources NL	23,161	107,399
Senex Energy, Ltd.(a)	421,541	96,245
Seven West Media, Ltd.	132,860	86,079
SMS Management & Technology, Ltd.	73,140	105,029
Tox Free Solutions, Ltd.	53,666	102,609
		1,204,238

Brazil (1.31%)
Mills Estruturas E Servicos De(a)	61,277	78,209
Paranapanema SA(a)	205,100	106,551
Tegma Gestao Logistica SA	22,500	105,488
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,500	100,202
		390,450

Canada (3.65%)
Bird Construction, Inc.	15,291	103,882
Clarke, Inc.	10,602	96,092
Granite Oil Corp.	20,905	77,634
Horizon North Logistics, Inc.	74,986	79,392
Mandalay Resources Corp.	355,688	111,264
Nevsun Resources, Ltd.	42,130	113,878
Pizza Pizza Royalty Corp.	7,648	102,873
Resolute Forest Products, Inc.(a)	23,222	107,982
Torstar Corp., Class B	72,844	85,304
Western Energy Services Corp.(a)	93,496	107,988
Yellow Pages, Ltd.(a)	19,163	100,522
		1,086,811

Cayman Islands (0.35%)
Consolidated Water Co., Ltd.	7,988	103,045

Chile (0.34%)
PAZ Corp. SA	85,230	101,522

China (1.33%)
Boer Power Holdings, Ltd.(a)	285,000	83,505
Jiangnan Group, Ltd.	1,360,000	102,653
Kangda International Environmental Co., Ltd.(b)	500,000	98,487
Leoch International Technology, Ltd.	501,000	109,629
		394,274

Cyprus (0.23%)
Ocean Rig UDW, Inc.(a)	308,559	67,883
	Shares	Value (Note 2)
France (0.93%)
Neopost SA	2,230	$102,257
Sequana SA(a)	84,570	94,107
Solocal Group(a)	81,271	81,803
		278,167

Germany (0.36%)
PNE Wind AG	34,202	107,173

Great Britain (3.39%)
Cape PLC	30,764	105,940
Foxtons Group PLC	87,878	104,352
Gem Diamonds, Ltd.(a)	69,808	75,986
Inland Homes PLC	143,249	111,512
LSL Property Services PLC	32,125	107,872
Norcros PLC	46,494	110,113
Numis Corp. PLC	29,605	101,949
Trinity Mirror PLC	82,300	113,472
Utilitywise PLC	114,926	72,784
Wincanton PLC	31,221	105,940
		1,009,920

Greece (0.34%)
Aegean Marine Petroleum Network, Inc.	20,291	100,440

Hong Kong (1.37%)
APT Satellite Holdings, Ltd.	209,500	103,077
Playmates Holdings, Ltd.	780,000	110,846
Playmates Toys, Ltd.	524,000	90,567
REXLot Holdings, Ltd.(a)	8,075,000	102,285
		406,775

India (1.69%)
Ashapura Minechem, Ltd.(a)	112,446	96,150
Eros International Media, Ltd.(a)	26,830	92,780
Karnataka Bank, Ltd.	42,831	102,774
Oriental Bank of Commerce(a)	44,845	103,417
PTC India, Ltd.	57,112	107,227
		502,348

Indonesia (0.83%)
Elnusa Tbk PT	4,968,700	99,966
Energi Mega Persada Tbk PT(a)	2,316,863	29,561
Kawasan Industri Jababeka Tbk PT	4,905,529	117,079
		246,606

Ireland (0.35%)
Independent News & Media PLC(a)	794,791	105,356

Isle Of Man (0.40%)
Manx Telecom PLC	49,936	117,606

Israel (1.00%)
Magic Software Enterprises, Ltd.	15,378	121,486
magicJack VocalTec, Ltd.(a)	13,386	98,387
Perion Network, Ltd.(a)	45,207	77,756
		297,629

	Shares	Value (Note 2)
Italy (0.44%)
Banca Carige Spa(a)	440,867	$132,341

Japan (30.07%)
Aizawa Securities Co., Ltd.	15,800	101,770
Amiyaki Tei Co., Ltd.	2,400	91,635
Arealink Co., Ltd.	7,400	97,612
Asanuma Corp.	34,000	104,146
Asmo Corp.	139,000	100,784
Computer Institute of Japan, Ltd.	16,600	84,823
CROOZ, Inc.	4,000	104,121
Dai Nippon Toryo Co., Ltd.	37,000	102,950
Daiichi Jitsugyo Co., Ltd.	19,000	110,247
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	12,000	100,305
Daisan Bank, Ltd.	7,200	111,958
Ebara Jitsugyo Co., Ltd.	9,900	140,452
Eidai Co., Ltd.	22,000	103,906
ESPEC Corp.	6,400	109,331
Fuji Kiko Co., Ltd.	15,800	105,277
Fujibo Holdings, Inc.	3,400	103,159
Fujisash Co., Ltd.	99,300	102,418
Fujitec Co., Ltd.	7,500	103,463
Fujitsu Frontech, Ltd.	6,100	116,180
Future Corp.	12,400	100,297
G-7 Holdings, Inc.	5,200	109,376
GCA Corp.	10,300	91,390
Gun-Ei Chemical Industry Co., Ltd.	3,300	109,751
Hochiki Corp.	5,900	101,438
Honda Tsushin Kogyo Co., Ltd.	6,400	100,523
Ichiyoshi Securities Co., Ltd.	10,300	92,352
Ines Corp.	10,200	96,899
I-O Data Device, Inc.	9,800	108,675
Itoki Corp.	12,500	101,539
Iwaicosmo Holdings, Inc.	8,200	96,166
Iwasaki Electric Co., Ltd.	50,000	96,673
Janome Sewing Machine Co., Ltd.	11,600	94,524
Jcu Corp.	2,400	88,068
Kato Works Co., Ltd.	3,300	106,157
Kawai Musical Instruments Manufacturing Co., Ltd.	5,700	118,764
Koatsu Gas Kogyo Co., Ltd.	12,700	94,366
Kyowa Leather Cloth Co., Ltd.	11,900	102,653
Mamezou Holdings Co., Ltd.	11,400	102,451
Mars Engineering Corp.	4,100	81,175
Meiwa Estate Co., Ltd.	14,300	106,180
Michinoku Bank, Ltd.	48,000	81,315
Mie Bank, Ltd.	4,600	102,986
MIMAKI ENGINEERING Co., Ltd.	12,700	101,048
Mitsuuroko Group Holdings Co., Ltd.	500	3,232
Mory Industries, Inc.	3,800	81,249
MTI, Ltd.	16,800	113,306
Nichireki Co., Ltd.	8,500	102,842
Nichirin Co., Ltd.	4,700	104,945
Nihon Dengi Co., Ltd.	3,900	101,894
Nihon House Holdings Co., Ltd.	17,200	82,014
Nihon Nohyaku Co., Ltd.	17,600	102,266
Nippon Hume Corp.	16,000	99,942
Nippon Seisen Co., Ltd.	14,000	104,036
Nissei Plastic Industrial Co., Ltd.	11,200	117,120
	Shares	Value (Note 2)
Japan (continued)
Nittetsu Mining Co., Ltd.	2,300	$129,091
Noritsu Koki Co., Ltd.	9,000	82,856
Ohashi Technica, Inc.	7,600	97,555
Osaka Soda Co., Ltd.	18,000	90,598
Oyo Corp.	5,800	84,065
Rheon Automatic Machinery Co., Ltd.	9,500	102,767
Rion Co., Ltd.	6,000	106,163
Roland DG Corp.	3,500	87,709
Ryoden Corp.	19,000	138,243
Sakai Heavy Industries, Ltd.	28,000	86,548
San-Ai Oil Co., Ltd.	9,800	99,570
Sansha Electric Manufacturing Co., Ltd.	19,700	101,291
Sanyo Trading Co., Ltd.	4,400	100,251
Seika Corp.	25,000	108,076
Shinko Plantech Co., Ltd.	10,300	88,011
Studio Alice Co., Ltd.	4,500	105,674
Sun Frontier Fudousan Co., Ltd.	9,000	96,050
Tabuchi Electric Co., Ltd.	27,600	84,694
Tatsuta Electric Wire and Cable Co., Ltd.	17,100	109,628
Tayca Corp.	11,000	97,291
Teikoku Electric Manufacturing Co., Ltd.	9,100	94,555
Tochigi Bank, Ltd.	19,600	79,755
Togami Electric Manufacturing Co., Ltd.	27,000	118,457
Tokyo Keiki, Inc.	37,000	97,263
Toli Corp.	26,100	84,921
Tosho Printing Co., Ltd.	26,000	128,301
Toyo Kanetsu KK	37,000	121,109
Toyo Kohan Co., Ltd.	20,700	90,991
Toyo Machinery & Metal Co., Ltd.	14,100	101,858
Uchida Yoko Co., Ltd.	4,000	99,592
Weathernews, Inc.	3,400	105,726
West Holdings Corp.	10,200	78,734
Yachiyo Industry Co., Ltd.	12,800	148,196
YAMABIKO Corp.	7,400	89,474
Yuasa Trading Co., Ltd.	3,700	118,550
		8,945,762

Malaysia (1.70%)
Chin Well Holdings Bhd	313,000	135,258
KSL Holdings Bhd(a)	391,800	112,557
Land & General Bhd	3,003,780	161,362
Media Prima Bhd	465,500	97,851
		507,028

Norway (0.37%)
BW Offshore, Ltd.(a)	35,326	108,875

Pakistan (0.41%)
The Bank of Punjab(a)	1,129,000	120,505

Poland (0.93%)
Amica SA	1,708	77,317
Getin Holding SA(a)	273,326	101,098
Getin Noble Bank SA(a)	248,513	97,397
		275,812

Portugal (0.41%)
Pharol SGPS SA(a)	311,947	121,971

	Shares	Value (Note 2)
Qatar (0.36%)
Qatar Islamic Insurance Co. QSC	6,926	$107,673

Singapore (1.06%)
CW Group Holdings, Ltd.	554,000	92,915
SHS Holdings, Ltd.	749,500	121,798
UMS Holdings, Ltd.	127,600	99,745
		314,458

South Africa (0.47%)
Group Five, Ltd.	49,200	63,540
PPC, Ltd.(a)	210,651	76,361
		139,901

South Korea (10.79%)
Bluecom Co., Ltd.	13,906	106,368
Byucksan Corp.	29,661	95,424
Crownhaitai Holdings Co., Ltd.	4,889	101,992
Daeyang Electric Co., Ltd.(a)	6,943	85,000
Dongwha Enterprise Co., Ltd.	3,075	100,162
Dongyang E&P, Inc.	9,616	112,916
EcoBio Holdings Co., Ltd.(a)	10,433	88,491
Hansol Holdings Co., Ltd.(a)	18,316	101,967
Harim Holdings Co., Ltd.	28,641	106,763
Hy-lok Corp.	4,440	91,433
Hyundai Engineering Plastics Co., Ltd.	14,084	87,503
Imarketkorea, Inc.	7,444	84,799
Interpark Holdings Corp.	16,229	83,101
Kangnam Jevisco Co., Ltd.	2,649	95,871
Kisco Corp.	2,543	98,281
KONA I Co., Ltd.(a)	8,374	98,072
Kortek Corp.	6,535	81,770
Kukbo Design Co., Ltd.	5,993	107,026
Kukdo Chemical Co., Ltd.	1,793	91,636
Kwang Myung Electric Co., Ltd.(a)	39,321	87,433
Maeil Holdings Co., Ltd.	4,610	98,664
NEOWIZ HOLDINGS Corp.(a)	5,659	77,564
SAMHWA Paints Industrial Co., Ltd.	10,281	80,940
Sammok S-Form Co., Ltd.	7,880	96,711
SBS Contents Hub Co., Ltd.	11,460	93,300
SeAH Special Steel Co., Ltd.	5,570	117,947
Sejoong Co., Ltd.	31,833	103,255
Seoyon Electronics Co., Ltd.	23,986	62,159
SH Energy & Chemical Co., Ltd.	62,298	80,774
Sundaytoz Corp.(a)	6,039	97,962
Texcell-NetCom Co., Ltd.(a)	12,458	109,257
Woongjin Thinkbig Co., Ltd.(a)	15,685	100,174
YeaRimDang Publishing Co., Ltd.(a)	10,349	89,521
Yoosung Enterprise Co., Ltd.	26,710	97,383
		3,211,619

Spain (0.37%)
Promotora de Informaciones SA, Class A(a)	28,834	109,364

Sweden (0.64%)
Bergman & Beving AB, Class B(a)	7,835	97,043
Tethys Oil AB	13,086	94,411
		191,454
	Shares	Value (Note 2)
Taiwan (5.38%)
Ability Enterprise Co., Ltd.	154,000	$96,400
Apacer Technology, Inc.	70,880	95,190
Asia Vital Components Co., Ltd.	122,000	106,910
Bothhand Enterprise, Inc.	51,000	100,831
China General Plastics Corp.	124,506	119,398
Chlitina Holding, Ltd.	25,000	106,457
Cyberlink Corp.	51,000	107,133
Formosan Rubber Group, Inc.	154,800	77,109
Hong Pu Real Estate Development Co., Ltd.	131,000	101,298
Innodisk Corp.	30,000	101,679
KEE TAI Properties Co., Ltd.	261,000	86,425
LEE CHI Enterprises Co., Ltd.	252,000	86,367
Lion Travel Service Co., Ltd.	30,000	99,156
Sagittarius Life Science Corp.	32,000	109,087
We&Win Diversification Co., Ltd.	371,000	120,586
Yungshin Construction & Development Co., Ltd.	94,000	87,473
		1,601,499

Thailand (1.22%)
Hwa Fong Rubber Thailand PCL	819,884	129,401
Raimon Land PCL	2,885,500	101,454
Somboon Advance Technology PCL	272,600	132,583
		363,438

Turkey (1.03%)
Albaraka Turk Katilim Bankasi	250,683	102,643
EGE Seramik Sanayi ve Ticaret AS	69,111	94,855
Sekerbank Tas(a)	273,898	108,216
		305,714

United States (20.23%)
Adams Resources & Energy, Inc.	2,108	80,083
American Public Education, Inc.(a)	4,179	89,013
ARC Document Solutions, Inc.(a)	21,883	75,715
Atwood Oceanics, Inc.(a)	10,211	80,258
Autobytel, Inc.(a)	7,349	80,912
Avid Technology, Inc.(a)	19,811	102,027
Aware, Inc.(a)	17,932	82,487
Baldwin & Lyons, Inc., Class B	3,221	75,371
Bravo Brio Restaurant Group, Inc.(a)	24,990	86,216
Bridgepoint Education, Inc.(a)	7,735	75,107
C&F Financial Corp.	1,924	95,815
Computer Programs & Systems, Inc.	4,064	124,562
Computer Task Group, Inc.	23,147	127,771
Core Molding Technologies, Inc.(a)	4,610	87,913
Covenant Transportation Group, Inc., Class A(a)	6,165	115,594
Crawford & Co., Class B	9,902	88,920
CSS Industries, Inc.	3,150	84,326
DHI Group, Inc.(a)	39,433	86,753
DXP Enterprises, Inc.(a)	2,680	76,621
Federated National Holding Co.	5,426	86,382
First BanCorp(a)	13,515	79,198
Franklin Covey Co.(a)	4,928	91,907
Gold Resource Corp.	24,058	102,006
Hallador Energy Co.	10,907	75,149
Hci Group, Inc.	1,692	76,292
Hornbeck Offshore Services, Inc.(a)	40,503	102,068

	Shares	Value (Note 2)
United States (continued)
Hovnanian Enterprises, Inc., Class A(a)	33,167	$72,967
Hurco Cos, Inc.	2,628	86,593
Huttig Building Products, Inc.(a)	15,550	110,872
Hyster-Yale Materials Handling	1,355	96,015
Iconix Brand Group, Inc.(a)	15,367	102,498
IDT Corp., Class B	5,294	78,404
JAKKS Pacific, Inc.(a)	28,243	93,202
LB Foster Co., Class A	5,387	94,811
Liberty Tax, Inc.	8,192	115,507
Manning & Napier, Inc.	26,125	105,806
Matrix Service Co.(a)	11,236	116,293
Midstates Petroleum Co., Inc.(a)	7,822	110,916
Natural Grocers by Vitamin Cottage, Inc.(a)	12,759	112,407
Natural Health Trends Corp.	3,965	97,658
NCI, Inc.(a)	7,689	153,395
OFG Bancorp	7,808	78,470
Orrstown Financial Services, Inc.	4,581	114,525
PAM Transportation Services, Inc.(a)	5,546	97,221
Park-Ohio Holdings Corp.	2,423	96,314
PDL BioPharma, Inc.(a)	48,650	110,436
PennyMac Financial Services, Inc., Class A(a)	5,988	104,191
PHI, Inc.(a)	10,663	103,431
Powell Industries, Inc.	3,128	99,627
Resources Connection, Inc.	7,684	102,581
REX American Resources Corp.(a)	902	90,182
Roadrunner Transportation Systems, Inc.(a)	15,640	109,167
Saga Communications, Inc., Class A	2,253	87,529
Sequential Brands Group, Inc.(a)	26,304	84,436
Shore Bancshares, Inc.	6,333	106,964
Strattec Security Corp.	2,711	96,241
TravelCenters of America LLC(a)	27,142	99,068
Travelzoo, Inc.(a)	9,500	99,750
Ultra Petroleum Corp.(a)	9,676	99,566
United Insurance Holdings Corp.	4,926	78,619
Urban One, Inc.(a)	37,055	70,405
VSE Corp.	2,192	113,655
Weight Watchers International, Inc.(a)	2,773	99,329
		6,017,517

TOTAL COMMON STOCKS (Cost $27,605,187)		29,095,174

PREFERRED STOCKS (1.08%)
Brazil (1.08%)
Banco ABC Brasil SA	19,400	100,971
Banco do Estado do Rio Grande do Sul SA, Class B	18,400	86,148
Centrais Eletricas Santa Catarina(a)	21,000	135,495
		322,614

TOTAL PREFERRED STOCKS (Cost $187,555)		322,614

RIGHTS AND WARRANTS (0.00%)(c)
Brazil (0.00%)(c)
Banco ABC Brasil SA, Expires 8/12/2017	683	679

TOTAL RIGHTS AND WARRANTS (Cost $–)		679
	Shares	Value (Note 2)
Brazil
TOTAL INVESTMENTS (98.88%) (Cost $27,792,742)		$29,418,467

Other Assets In Excess Of Liabilities (1.12%)		333,049
NET ASSETS - 100.00%		$29,751,516

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, the aggregate market value of those securities was $98,487, representing 0.33% of net assets.

(c)	Less than 0.005%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (9.56%)
Apax Global Alpha, Ltd.	1,781,791	$3,558,669
HBM Healthcare Investments AG, Class A	47,498	5,668,617
HgCapital Trust PLC	319,146	7,145,751
NB Private Equity Partners, Ltd.	176,600	2,389,478
The Pantheon International PLC Fund(a)	54,500	1,283,546
		20,046,061

TOTAL CLOSED-END FUNDS (Cost $17,624,436)		20,046,061

COMMON STOCKS (87.60%)
Communications (8.46%)
Internet (7.35%)
IAC/InterActiveCorp(a)	90,765	9,496,742
Liberty Ventures, Series A(a)	97,400	5,900,492
		15,397,234

Media (1.11%)
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50,532	2,331,041

TOTAL COMMUNICATIONS		17,728,275

Diversified (11.92%)
Holding Companies-Diversified Operations (11.92%)
Ackermans & van Haaren N.V.	41,380	7,485,013
Remgro, Ltd.	136,101	2,207,462
Schouw & Co. AB	81,351	8,935,046
Wendel SA	42,200	6,354,455
		24,981,976

TOTAL DIVERSIFIED		24,981,976

Financials (58.94%)
Diversified Financial Services (19.74%)
The Blackstone Group LP	282,000	9,432,900
Brait SE(a)	381,486	1,821,059
The Carlyle Group LP	228,200	4,678,100
Compass Diversified Holdings	82,135	1,437,363
FNFV Group(a)	284,373	4,905,434
Intermediate Capital Group PLC	465,997	5,579,643
KKR & Co. LP	313,335	6,072,432
Pargesa Holding SA	21,168	1,690,025
Partners Group Holding AG	8,888	5,772,443
		41,389,399

Insurance (1.65%)
Alleghany Corp.(a)	5,662	3,472,731

	Shares	Value (Note 2)
Investment Companies (19.97%)
3i Group PLC	802,000	$9,904,370
Ares Capital Corp.	486,912	7,980,488
Aurelius Equity Opportunities SE & Co. KGaA	196,000	11,550,205
Eurazeo SA	58,248	4,754,382
Hosken Consolidated Investments, Ltd.	205,000	2,013,639
Investor AB, B Shares	119,500	5,668,768
		41,871,852

Private Equity (13.42%)
HarbourVest Global Private Equity, Ltd.(a)	579,500	9,710,326
Onex Corp.	113,000	9,055,408
Riverstone Energy, Ltd.(a)	322,000	5,777,918
Standard Life Private Equity	856,681	3,591,545
		28,135,197

Real Estate (4.16%)
Brookfield Asset Management, Inc., Class A	224,250	8,721,083

TOTAL FINANCIALS		123,590,262

Industrials (5.88%)
Commercial Services (2.01%)
Macquarie Infrastructure Corp.	55,705	4,222,996

Miscellaneous Manufacturers (3.87%)
Danaher Corp.	39,078	3,184,466
Indus Holding AG	65,800	4,926,803
		8,111,269

TOTAL INDUSTRIALS		12,334,265

Utilities (2.40%)
Electric (2.40%)
Brookfield Infrastructure Partners LP	124,499	5,037,229

TOTAL UTILITIES		5,037,229

TOTAL COMMON STOCKS (Cost $141,009,050)		183,672,007

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.10%)
Money Market Fund (2.10%)
State Street Institutional Treasury Plus Money Market Fund	0.954%	4,394,832	$4,394,832

TOTAL SHORT TERM INVESTMENTS (Cost $4,394,832)			4,394,832

TOTAL INVESTMENTS (99.26%) (Cost $163,028,318)			$208,112,900

Other Assets In Excess Of Liabilities (0.74%)			1,561,963

NET ASSETS (100.00%)			$209,674,863

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.16%)
Consumer Discretionary (6.67%)
Consumer Durables & Apparel (1.26%)
Mohawk Industries, Inc.(a)	2,605	$648,619
NIKE, Inc., Class B	9,378	553,771
		1,202,390

Consumer Services (0.72%)
Vail Resorts, Inc.	1,715	361,453
Wynn Resorts, Ltd.	2,482	321,022
		682,475

Media (3.43%)
Charter Communications, Inc., Class A(a)	1,123	440,115
Comcast Corp., Class A	37,323	1,509,716
Liberty Media Corp.-Liberty Formula One, Class C(a)	5,277	185,592
New York Times Co., Class A	7,283	138,377
Scripps Networks Interactive, Inc., Class A	1,200	104,892
Twenty-First Century Fox, Inc., Class A	17,311	503,750
Viacom, Inc., Class B	10,935	381,850
		3,264,292

Retailing (1.26%)
Advance Auto Parts, Inc.	6,448	722,240
Expedia, Inc.	2,414	377,719
Priceline Group, Inc.(a)	52	105,482
		1,205,441

TOTAL CONSUMER DISCRETIONARY		6,354,598

Consumer Staples (9.03%)
Food & Staples Retailing (0.95%)
Walgreens Boots Alliance, Inc.	11,244	907,053

Food Beverage & Tobacco (5.51%)
Altria Group, Inc.	8,716	566,279
Anheuser-Busch InBev N.V., Sponsored ADR	2,118	255,558
British American Tobacco PLC, Sponsored ADR	13,597	850,084
Constellation Brands, Inc., Class A	2,552	493,429
Hostess Brands, Inc.(a)	70,137	1,071,693
PepsiCo, Inc.	6,510	759,131
Post Holdings, Inc.(a)	15,028	1,250,330
		5,246,504

Household & Personal Products (2.57%)
Coty, Inc., Class A	70,041	1,434,440
	Shares	Value (Note 2)
Household & Personal Products (continued)
Estee Lauder Cos., Inc., Class A	7,093	$702,136
Herbalife, Ltd.(a)	4,757	316,388
		2,452,964

TOTAL CONSUMER STAPLES		8,606,521

Energy (9.52%)
Energy (9.52%)
Antero Resources Corp.(a)	13,743	283,381
Baker Hughes a GE Co.	4,986	183,934
BP PLC, Sponsored ADR	16,344	574,328
Chevron Corp.	22,692	2,477,740
Continental Resources, Inc.(a)	5,359	179,151
Diamondback Energy, Inc.(a)	4,967	476,236
Encana Corp	15,073	151,634
Kinder Morgan, Inc.	33,964	693,885
Newfield Exploration Co.(a)	35,020	1,006,125
Oceaneering International, Inc.	5,300	135,945
ONEOK, Inc.	2,641	149,401
Parsley Energy, Inc., Class A(a)	6,740	197,347
Patterson-UTI Energy, Inc.	6,900	133,446
PDC Energy, Inc.(a)	5,918	279,093
Pioneer Natural Resources Co.	3,123	509,361
QEP Resources, Inc.(a)	30,771	263,707
Suncor Energy, Inc.	11,023	359,570
Targa Resources Corp.	4,463	207,128
Tesco Corp.(a)	27,100	124,660
TransCanada Corp.	11,421	583,842
WPX Energy, Inc.(a)	9,408	101,418

TOTAL ENERGY		9,071,332

Financials (25.55%)
Banks (9.98%)
Bank of America Corp.	169,592	4,090,559
Citigroup, Inc.	33,351	2,282,876
Huntington Bancshares, Inc.	63,200	837,400
PNC Financial Services Group, Inc.	17,810	2,293,928
		9,504,763

Diversified Financials (5.15%)
American Express Co.	14,050	1,197,481
Capital One Financial Corp.	14,376	1,238,924
Goldman Sachs Group, Inc.	2,122	478,150
Intercontinental Exchange Inc	5,234	349,160
Legg Mason, Inc.	4,265	170,643
Northern Trust Corp.	5,854	512,283
OneMain Holdings, Inc.(a)	9,570	255,902
TD Ameritrade Holding Corp.	8,778	401,418
Voya Financial, Inc.	5,015	196,789
WisdomTree Investments, Inc.	10,300	107,532
		4,908,282

Insurance (10.42%)
Alleghany Corp.(a)	1,012	620,700

	Shares	Value (Note 2)
Insurance (continued)
Allstate Corp.	4,123	$375,193
American International Group, Inc.	19,405	1,270,057
Assurant, Inc.	3,513	369,814
Assured Guaranty, Ltd.	42,043	1,892,355
Athene Holding, Ltd., Class A(a)	4,010	202,625
Chubb, Ltd.	1,859	272,269
Manulife Financial Corp.	19,200	395,904
Marsh & McLennan Companies, Inc.	16,578	1,292,587
MetLife, Inc.	11,468	630,740
Prudential Financial, Inc.	6,590	746,186
Reinsurance Group of America, Inc.	2,942	412,468
XL Group, Ltd.	32,594	1,447,174
		9,928,072

TOTAL FINANCIALS		24,341,117

Health Care (13.46%)
Health Care Equipment & Services (8.89%)
Abbott Laboratories	23,569	1,159,123
Baxter International, Inc.	4,716	285,224
Becton Dickinson and Co	1,688	339,963
Boston Scientific Corp.(a)	35,096	934,255
Brookdale Senior Living, Inc.(a)	21,960	311,832
Cardinal Health, Inc.	7,361	568,711
Cigna Corp.	2,844	493,605
Danaher Corp.	7,435	605,878
HCA Healthcare, Inc.(a)	3,634	291,956
McKesson Corp.	2,972	481,078
Medtronic PLC	21,778	1,828,699
Stryker Corp.	3,588	527,795
UnitedHealth Group, Inc.	3,324	637,576
		8,465,695

Pharmaceuticals, Biotechnology & Life Sciences (4.57%)
Alkermes PLC(a)	1,730	94,129
Allergan PLC	3,601	908,640
Alnylam Pharmaceuticals, Inc.(a)	930	76,948
AstraZeneca PLC, Sponsored ADR	8,063	243,341
Bristol-Myers Squibb Co.	16,552	941,809
Eli Lilly & Co.	5,551	458,846
Merck & Co., Inc.	12,398	791,984
Mylan N.V.(a)	9,419	367,247
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,940	94,580
Thermo Fisher Scientific, Inc.	2,168	380,549
		4,358,073

TOTAL HEALTH CARE		12,823,768

Industrials (9.54%)
Capital Goods (7.80%)
AGCO Corp.	1,794	129,419
AMETEK, Inc.	8,850	544,983
Boeing Co.	1,256	304,530
Caterpillar, Inc.	2,615	297,979
	Shares	Value (Note 2)
Capital Goods (continued)
Deere & Co.	2,190	$280,933
Eaton Corp. PLC	6,894	539,456
Fastenal Co.	7,090	304,587
Fortive Corp.	5,965	386,174
General Dynamics Corp.	2,828	555,221
General Electric Co.	56,379	1,443,866
Illinois Tool Works, Inc.	2,883	405,667
Lockheed Martin Corp.	736	215,008
Pentair PLC	6,591	415,694
United Technologies Corp.	11,447	1,357,271
WESCO International, Inc.(a)	4,812	246,615
		7,427,403

Commercial & Professional Services (0.60%)
Equifax, Inc.	1,068	155,330
IHS Markit, Ltd.(a)	5,767	269,031
ManpowerGroup, Inc.	1,407	150,760
		575,121

Transportation (1.14%)
FedEx Corp.	1,636	340,337
JB Hunt Transport Services, Inc.	1,981	179,696
Kirby Corp.(a)	900	54,810
Norfolk Southern Corp.	4,536	510,663
		1,085,506

TOTAL INDUSTRIALS		9,088,030

Information Technology (7.32%)
Semiconductors & Semiconductor Equipment (3.21%)
Broadcom, Ltd.	1,691	417,102
Intel Corp.	23,504	833,687
Marvell Technology Group, Ltd.	8,828	137,364
Microchip Technology, Inc.	4,970	397,799
Micron Technology, Inc.(a)	3,670	103,200
NVIDIA Corp.	965	156,822
QUALCOMM, Inc.	18,929	1,006,833
		3,052,807

Software & Services (3.28%)
Alliance Data Systems Corp.	1,315	317,481
Autodesk, Inc.(a)	2,330	258,141
CACI International, Inc., Class A(a)	1,794	224,429
eBay, Inc.(a)	17,845	637,602
Facebook, Inc., Class A(a)	1,311	221,887
FleetCor Technologies, Inc.(a)	1,836	279,182
Genpact, Ltd.	4,503	130,587
Global Payments, Inc.	2,628	248,004
SS&C Technologies Holdings, Inc.	4,808	186,358
Total System Services, Inc.	2,458	155,985
Visa, Inc., Class A	3,709	369,268
WEX, Inc.(a)	905	98,355
		3,127,279

	Shares	Value (Note 2)
Technology Hardware & Equipment (0.83%)
Apple, Inc.	2,601	$386,847
Lumentum Holdings, Inc.(a)	1,536	96,154
NetApp, Inc.	7,037	305,546
		788,547

TOTAL INFORMATION TECHNOLOGY		6,968,633

Materials (3.62%)
Materials (3.62%)
Alcoa Corp.(a)	2,588	94,203
Ardagh Group SA	5,300	118,932
Ball Corp.	6,920	289,948
Boise Cascade Co.(a)	2,886	87,590
Cabot Corp.	3,223	175,106
Celanese Corp., Class A, Series A	2,817	270,911
CRH PLC, Sponsored ADR	1,031	36,157
Crown Holdings, Inc.(a)	3,911	232,587
Dow Chemical Co.	10,868	698,160
International Paper Co.	6,943	381,726
Martin Marietta Materials, Inc.	377	85,364
Owens-Illinois, Inc.(a)	4,387	104,849
PPG Industries, Inc.	3,367	354,377
Southern Copper Corp.	3,654	143,748
Steel Dynamics, Inc.	4,636	164,161
Vulcan Materials Co.	771	94,926
Westlake Chemical Corp.	1,675	117,853

TOTAL MATERIALS		3,450,598

Real Estate (4.93%)
Real Estate (4.93%)
Alexandria Real Estate Equities, Inc.	4,319	523,679
American Tower Corp.	4,914	669,926
Apartment Investment & Management Co., Class A	12,448	567,006
Crown Castle International Corp.	5,783	581,654
Douglas Emmett, Inc.	19,688	753,263
Forest City Realty Trust, Inc., Class A	10,563	257,526
Invitation Homes, Inc.	12,200	260,104
Outfront Media, Inc.	5,734	131,137
Prologis, Inc.	8,254	501,926
Sun Communities, Inc.	5,052	449,678

TOTAL REAL ESTATE		4,695,899

Telecommunication Services (1.79%)
Telecommunication Services (1.79%)
Verizon Communications, Inc.	35,318	1,709,391

TOTAL TELECOMMUNICATION SERVICES		1,709,391

Utilities (7.73%)
Utilities (7.73%)
Avangrid, Inc.	17,640	801,209
Dominion Energy, Inc.	8,111	626,007
Edison International	6,841	538,250
	Shares	Value (Note 2)
Utilities (continued)
Exelon Corp.	13,678	$524,414
NextEra Energy, Inc.	11,023	1,610,350
NRG Energy, Inc.	4,227	104,069
PG&E Corp.	13,568	918,418
Pinnacle West Capital Corp.	6,045	524,283
Sempra Energy	6,909	780,786
UGI Corp.	18,631	940,307

TOTAL UTILITIES		7,368,093

TOTAL COMMON STOCKS (Cost $82,988,062)		94,477,980

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.21%)
Short-Term Cash Equivalents (1.21%)
State Street Institutional Treasury Plus Money Market Fund	0.954%	1,153,289	1,153,289

TOTAL SHORT TERM INVESTMENTS (Cost $1,153,289)			1,153,289

TOTAL INVESTMENTS (100.37%) (Cost $84,141,351)			$95,631,269

Liabilities In Excess Of Other Assets (-0.37%)			(355,908	)(b)

NET ASSETS (100.00%)			$95,275,361

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for futures contracts in the amount of $25,200.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
E-Mini S&P® 500 Future	Long	5	09/15/17	$617,000	$(322)
				$617,000	$(322)

Clough China Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.70%)
Communications (7.79%)
Media (1.22%)
Baidu, Inc., Sponsored ADR(a)	3,100	$701,685

Telecommunication (6.57%)
China Mobile, Ltd.	278,500	2,976,928
China Unicom Hong Kong, Ltd.(a)	554,000	802,924
		3,779,852

TOTAL COMMUNICATIONS		4,481,537

Consumer Discretionary (21.19%)
Automotive (2.15%)
BYD Co., Ltd., Class H	83,500	519,702
Guangzhou Automobile Group Co., Ltd., Class H	334,000	717,734
		1,237,436

Consumer Services (1.13%)
Tarena International, Inc., ADR	33,800	652,340

Gaming, Lodging & Restaurants (2.71%)
Galaxy Entertainment Group, Ltd., Class L	109,000	672,977
Sands China, Ltd.	190,800	883,691
		1,556,668

Home & Office Products (0.51%)
Man Wah Holdings, Ltd.	342,000	295,215

Retail - Discretionary (14.69%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	42,200	6,538,890
Anta Sports Products, Ltd.	73,000	250,267
JD.com, Inc., ADR(a)	19,600	885,332
Vipshop Holdings, Ltd., ADR(a)	63,000	774,900
		8,449,389

TOTAL CONSUMER DISCRETIONARY		12,191,048

Consumer Staples (0.67%)
Retail - Consumer Staples (0.67%)
CK Hutchison Holdings, Ltd.	29,500	388,194

TOTAL CONSUMER STAPLES		388,194

Energy (5.59%)
Oil, Gas & Coal (5.59%)
China Petroleum & Chemical Corp., Class H	2,294,120	1,739,099
China Shenhua Energy Co., Ltd., Class H	344,500	856,917
	Shares	Value (Note 2)
Oil, Gas & Coal (continued)
PetroChina Co., Ltd., Class H	960,000	$617,625
		3,213,641

TOTAL ENERGY		3,213,641

Financials (25.65%)
Banking (16.22%)
Agricultural Bank of China, Ltd., Class H	1,849,000	862,452
Bank of China, Ltd., Class H	4,258,437	2,094,354
China Construction Bank Corp., Class H	4,614,080	3,831,138
Industrial & Commercial Bank of China, Ltd., Class H	3,643,967	2,546,248
		9,334,192

Insurance (6.97%)
China Life Insurance Co., Ltd., Class H	371,000	1,172,529
Ping An Insurance Group Co. of China, Ltd., Class H	383,500	2,838,710
		4,011,239

Real Estate (2.46%)
China Resources Land, Ltd.	440,000	1,411,920

TOTAL FINANCIALS		14,757,351

Health Care (0.77%)
Health Care Facilities & Services (0.77%)
Sinopharm Group Co., Ltd., Class H	105,200	440,313

TOTAL HEALTH CARE		440,313

Industrials (3.96%)
Electrical Equipment (0.58%)
FIT Hon Teng, Ltd.(a)(b)	672,000	334,675

Engineering & Construction Services (3.38%)
China Communications Construction Co., Ltd., Class H	381,000	507,447
China Railway Construction Corp., Ltd., Class H	673,500	888,889
China Railway Group, Ltd., Class H	689,000	547,508
		1,943,844

TOTAL INDUSTRIALS		2,278,519

Materials (1.59%)
Construction Materials (1.28%)
Anhui Conch Cement Co., Ltd., Class H	114,500	422,998
China Resources Cement Holdings, Ltd.	530,000	315,279
		738,277

	Shares	Value (Note 2)
Metals & Mining (0.31%)
Zijin Mining Group Co., Ltd., Class H	490,000	$177,687

TOTAL MATERIALS		915,964

Technology (24.49%)
Design, Manufacturing & Distribution (0.71%)
Foxconn Technology Co., Ltd.	136,000	408,908

Hardware (1.51%)
Silergy Corp.	20,000	391,052
Sunny Optical Technology Group Co., Ltd.	40,000	475,358
		866,410

Semiconductors (2.14%)
Semiconductor Manufacturing International Corp.(a)	443,500	486,159
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	16,000	575,360
Win Semiconductors Corp.	29,000	169,699
		1,231,218

Software (19.14%)
NetEase, Inc., ADR	3,700	1,151,736
Tencent Holdings, Ltd.	247,100	9,862,745
		11,014,481

Technology Services (0.99%)
Baozun, Inc., Sponsored ADR(a)	17,500	568,050

TOTAL TECHNOLOGY		14,089,067

TOTAL COMMON STOCKS (Cost $34,346,183)		52,755,634

PARTICIPATION NOTES (5.17%)
Consumer Discretionary (2.92%)
Automotive (0.60%)
SAIC Motor Corp., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/23/18(b)	77,200	346,015

Home & Office Products (2.32%)
Hangzhou Robam Appliances Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 03/01/18(b)	82,290	492,786
	Shares	Value (Note 2)
Home & Office Products (continued)
Midea Group Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 5/13/19(a)(b)	137,400	$840,687
		1,333,473

TOTAL CONSUMER DISCRETIONARY		1,679,488

Consumer Staples (0.82%)
Consumer Products (0.82%)
Kweichow Moutai Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/17(b)	6,600	472,117

TOTAL CONSUMER STAPLES		472,117

Industrials (1.43%)
Electrical Equipment (1.43%)
Gree Electric Appliances, Inc., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/16/18(a)(b)	141,400	824,226

TOTAL INDUSTRIALS		824,226

TOTAL PARTICIPATION NOTES (Cost $2,193,630)		2,975,831

TOTAL INVESTMENTS (96.87%) (Cost $36,539,813)		$55,731,465

Other Assets In Excess Of Liabilities (3.13%)		1,802,750

NET ASSETS (100.00%)		$57,534,215

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, the aggregate market value of those securities was $3,310,506, representing 5.75% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.94%)
Debt (60.83%)
First Trust Senior Loan ETF	5,631	$273,667
Guggenheim BulletShares® 2021 Corporate Bond ETF	9,899	211,938
iShares® Barclays 1-3 Year Credit Bond ETF	3,589	378,675
PIMCO 15+ Year U.S. TIPS Index ETF	3,561	233,178
PIMCO Enhanced Short Maturity Active ETF	6,343	645,464
PIMCO Investment Grade Corporate Bond Index ETF	12,985	1,371,865
Riverfront Strategic Income Fund(a)	22,141	563,488
SPDR® Blackstone / GSO Senior Loan ETF	5,757	273,976
Vanguard® Intermediate-Term Corporate Bond ETF	16,079	1,417,042
Vanguard® Short-Term Corporate Bond ETF	20,831	1,671,479
		7,040,772

Equity (37.11%)
Consumer Discretionary Select Sector SPDR® Fund	535	48,878
Global X MSCI Norway ETF	6,140	78,531
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	10,146	497,053
Health Care Select Sector SPDR® Fund	1,442	115,201
iShares® Core MSCI EAFE ETF	24,526	1,535,328
iShares® Core S&P 500® ETF	818	203,240
iShares® Core S&P® SmallCap ETF	1,963	139,000
iShares® Dow Jones U.S. Financial Services Index Fund	1,667	191,955
iShares® International Select Dividend ETF	3,523	118,056
iShares® U.S. Consumer Goods ETF	1,337	162,913
PowerShares® Aerospace & Defense Portfolio	2,081	99,513
Powershares® QQQ Trust Series 1	1,155	165,431
SPDR® Morgan Stanley Technology ETF	3,663	276,080
SPDR® S&P® Capital Markets ETF	1,352	68,966
WisdomTree® International Hedged Quality Dividend Growth Fund	8,366	247,466
WisdomTree® LargeCap Dividend Fund	4,087	348,090
		4,295,701

TOTAL EXCHANGE TRADED FUNDS (Cost $10,714,030)		11,336,473

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.54%)
Money Market Fund (2.54%)
State Street Institutional Treasury Plus Money Market Fund	0.954%	294,122	$294,122

TOTAL SHORT TERM INVESTMENTS (Cost $294,122)			294,122

TOTAL INVESTMENTS (100.48%) (Cost $11,008,152)			$11,630,595

Liabilities In Excess Of Other Assets (-0.48%)			(55,498)

NET ASSETS (100.00%)			$11,575,097

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.96%)
Consumer, Non-Cyclical (0.49%)
Beverages (0.49%)
PepsiCo, Inc.	3,290	$383,647

TOTAL CONSUMER, NON-CYCLICAL		383,647

Technology (0.47%)
Software (0.47%)
Paychex, Inc.	6,386	369,430

TOTAL TECHNOLOGY		369,430

TOTAL COMMON STOCKS (Cost $664,574)		753,077

EXCHANGE TRADED FUNDS (96.55%)
Debt (18.52%)
First Trust Senior Loan ETF	43,960	2,136,456
PIMCO 15+ Year U.S. TIPS Index ETF	15,047	985,293
PIMCO Enhanced Short Maturity Active ETF	19,812	2,016,069
PIMCO Investment Grade Corporate Bond Index ETF	42,673	4,508,402
Riverfront Strategic Income Fund(a)	109,944	2,798,075
SPDR® Blackstone / GSO Senior Loan ETF	44,888	2,136,220
		14,580,515

Equity (78.03%)
Consumer Discretionary Select Sector SPDR® Fund	5,131	468,768
Consumer Staples Select Sector SPDR® Fund	20,390	1,127,975
First Trust Utilities AlphaDEX® Fund	26,849	741,838
FlexShares® Quality Dividend Index Fund	51,621	2,151,563
Global X MSCI Norway ETF	64,618	826,464
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	76,269	3,736,418
Health Care Select Sector SPDR® Fund	6,902	551,401
iShares® Core MSCI EAFE ETF	128,246	8,028,200
iShares® Core MSCI Emerging Markets ETF	117,398	6,197,440
iShares® Core S&P 500® ETF	9,466	2,351,922
iShares® Dow Jones U.S. Financial Services Index Fund	21,667	2,494,955
iShares® International Select Dividend ETF	33,412	1,119,636
	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI All Country Asia ex Japan ETF	11,826	$837,754
iShares® MSCI Australia ETF	32,917	747,216
iShares® MSCI Canada Index Fund	26,789	747,413
iShares® MSCI EAFE Growth ETF	83,500	6,318,445
iShares® MSCI EAFE Value ETF	85,071	4,533,434
iShares® U.S. Healthcare Providers ETF	8,551	1,244,342
PowerShares® Aerospace & Defense Portfolio	19,293	922,591
PowerShares® FTSE RAFI Emerging Markets Portfolio	36,319	765,968
Powershares® QQQ Trust Series 1	14,421	2,065,520
SPDR® Morgan Stanley Technology ETF	64,625	4,870,786
SPDR® S&P® Capital Markets ETF	22,386	1,141,910
Vanguard® Information Technology ETF	3,217	471,805
WisdomTree® Europe Hedged Equity Fund	36,090	2,237,941
WisdomTree® International Hedged Quality Dividend Growth Fund	79,085	2,339,334
WisdomTree® Japan SmallCap Dividend Fund	23,261	1,679,909
WisdomTree® LargeCap Dividend Fund	8,417	716,876
		61,437,824

TOTAL EXCHANGE TRADED FUNDS (Cost $65,979,697)		76,018,339

EXCHANGE TRADED NOTES (0.97%)
Equity (0.97%)
ETRACS Alerian MLP Infrastructure Index ETN	28,797	763,121

TOTAL EXCHANGE TRADED NOTES (Cost $609,920)		763,121

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.54%)
Money Market Fund (1.54%)
State Street Institutional Treasury Plus Money Market Fund	0.954%	1,210,301	1,210,301

TOTAL SHORT TERM INVESTMENTS (Cost $1,210,301)			1,210,301

Value (Note 2)
TOTAL INVESTMENTS (100.02%) (Cost $68,464,492)	$78,744,838

Liabilities In Excess Of Other Assets (-0.02%)	(14,992)

NET ASSETS (100.00%)	$78,729,846

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.97%)
Consumer, Non-Cyclical (0.49%)
Beverages (0.49%)
PepsiCo, Inc.	1,376	$160,456

TOTAL CONSUMER, NON-CYCLICAL		160,456

Technology (0.48%)
Software (0.48%)
Paychex, Inc.	2,712	156,889

TOTAL TECHNOLOGY		156,889

TOTAL COMMON STOCKS (Cost $281,770)		317,345

EXCHANGE TRADED FUNDS (96.02%)
Debt (8.22%)
First Trust Senior Loan ETF	9,004	437,594
PIMCO Investment Grade Corporate Bond Index ETF	11,709	1,237,056
Riverfront Strategic Income Fund(a)	22,681	577,232
SPDR® Blackstone / GSO Senior Loan ETF	9,221	438,827
		2,690,709

Equity (87.80%)
Consumer Discretionary Select Sector SPDR® Fund	2,433	222,279
Financial Select Sector SPDR® Fund	27,511	690,251
First Trust Utilities AlphaDEX® Fund	16,854	465,676
FlexShares® Quality Dividend Index Fund	13,263	552,802
Global X MSCI Norway ETF	26,649	340,841
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	32,642	1,599,132
Health Care Select Sector SPDR® Fund	2,859	228,406
iShares® Core MSCI EAFE ETF	51,164	3,202,866
iShares® Core MSCI Emerging Markets ETF	48,572	2,564,116
iShares® Core S&P 500® ETF	4,667	1,159,563
iShares® Core S&P® SmallCap ETF	7,837	554,938
iShares® Dow Jones U.S. Financial Services Index Fund	5,724	659,119
iShares® International Select Dividend ETF	13,760	461,098
iShares® MSCI All Country Asia ex Japan ETF	8,524	603,840
iShares® MSCI Australia ETF	9,986	226,682
iShares® MSCI Canada Index Fund	11,029	307,709

	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI EAFE ETF	5,883	$393,749
iShares® MSCI EAFE Growth ETF	55,297	4,184,324
iShares® MSCI EAFE Value ETF	47,863	2,550,619
iShares® U.S. Consumer Goods ETF	5,187	632,036
iShares® U.S. Healthcare Providers ETF	3,416	497,096
PowerShares® Aerospace & Defense Portfolio	7,175	343,108
PowerShares® FTSE RAFI Emerging Markets Portfolio	14,939	315,064
Powershares® QQQ Trust Series 1	5,006	717,009
SPDR® Morgan Stanley Technology ETF	30,139	2,271,576
SPDR® S&P® Capital Markets ETF	4,522	230,667
WisdomTree® Europe Hedged Equity Fund	14,881	922,771
WisdomTree® International Hedged Quality Dividend Growth Fund	27,078	800,967
WisdomTree® Japan SmallCap Dividend Fund	6,990	504,818
WisdomTree® LargeCap Dividend Fund	6,232	530,779
		28,733,901

TOTAL EXCHANGE TRADED FUNDS (Cost $26,679,926)		31,424,610

EXCHANGE TRADED NOTES (1.46%)
Equity (1.46%)
ETRACS Alerian MLP Infrastructure Index ETN	18,093	479,464

TOTAL EXCHANGE TRADED NOTES (Cost $383,210)		479,464

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.56%)
Money Market Fund (1.56%)
State Street Institutional Treasury Plus Money Market Fund	0.954%	510,641	510,641

TOTAL SHORT TERM INVESTMENTS (Cost $510,641)			510,641

TOTAL INVESTMENTS (100.01%) (Cost $27,855,547)			$32,732,060

Liabilities In Excess Of Other Assets (-0.01%)			(3,467)

NET ASSETS (100.00%)			$32,728,593

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.97%)
Consumer, Non-Cyclical (0.50%)
Beverages (0.50%)
PepsiCo, Inc.	2,595	$302,603

TOTAL CONSUMER, NON-CYCLICAL		302,603

Technology (0.47%)
Software (0.47%)
Paychex, Inc.	4,941	285,837

TOTAL TECHNOLOGY		285,837

TOTAL COMMON STOCKS (Cost $522,424)		588,440

EXCHANGE TRADED FUNDS (96.23%)
Equity (96.23%)
Consumer Discretionary Select Sector SPDR® Fund	5,168	472,148
Consumer Staples Select Sector SPDR® Fund	7,587	419,713
Financial Select Sector SPDR® Fund	40,024	1,004,202
First Trust Utilities AlphaDEX® Fund	30,912	854,098
FlexShares® Quality Dividend Index Fund	44,182	1,841,506
Global X MSCI Norway ETF	49,519	633,348
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	78,138	3,827,981
Health Care Select Sector SPDR® Fund	4,645	371,089
iShares® Core MSCI EAFE ETF	108,593	6,797,922
iShares® Core MSCI Emerging Markets ETF	107,696	5,685,272
iShares® Core S&P 500® ETF	9,838	2,444,349
iShares® Dow Jones U.S. Financial Services Index Fund	14,144	1,628,682
iShares® International Select Dividend ETF	25,465	853,332
iShares® MSCI All Country Asia ex Japan ETF	15,741	1,115,092
iShares® MSCI Australia ETF	31,011	703,950
iShares® MSCI Canada Index Fund	41,112	1,147,025
iShares® MSCI EAFE Growth ETF	95,897	7,256,526
iShares® MSCI EAFE Value ETF	138,424	7,376,615
iShares® U.S. Healthcare Providers ETF	7,671	1,116,284
PowerShares® Aerospace & Defense Portfolio	17,654	844,214
PowerShares® FTSE RAFI Emerging Markets Portfolio	55,211	1,164,400
Powershares® QQQ Trust Series 1	7,026	1,006,334
	Shares	Value (Note 2)
Equity (continued)
SPDR® Morgan Stanley Technology ETF	55,224	$4,162,233
SPDR® S&P® Capital Markets ETF	13,122	669,353
Vanguard® Information Technology ETF	4,074	597,493
WisdomTree® Europe Hedged Equity Fund	36,592	2,269,070
WisdomTree® International Hedged Quality Dividend Growth Fund	50,155	1,483,585
WisdomTree® Japan SmallCap Dividend Fund	12,614	910,983
		58,656,799

TOTAL EXCHANGE TRADED FUNDS (Cost $49,594,898)		58,656,799

EXCHANGE TRADED NOTES (1.45%)
Equity (1.45%)
ETRACS Alerian MLP Infrastructure Index ETN	33,396	884,994

TOTAL EXCHANGE TRADED NOTES (Cost $707,327)		884,994

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.82%)
Money Market Fund (0.82%)
State Street Institutional Treasury Plus Money Market Fund	0.954%	497,051	497,051

TOTAL SHORT TERM INVESTMENTS (Cost $497,051)			497,051

TOTAL INVESTMENTS (99.47%) (Cost $51,321,700)			$60,627,284

Other Assets In Excess Of Liabilities (0.53%)			325,958

NET ASSETS (100.00%)			$60,953,242

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.00%)
Consumer, Non-Cyclical (0.51%)
Beverages (0.51%)
PepsiCo, Inc.	4,957	$578,036

TOTAL CONSUMER, NON-CYCLICAL		578,036

Technology (0.49%)
Software (0.49%)
Paychex, Inc.	9,623	556,690

TOTAL TECHNOLOGY		556,690

TOTAL COMMON STOCKS (Cost $1,006,472)		1,134,726

EXCHANGE TRADED FUNDS (96.71%)
Debt (39.03%)
First Trust Senior Loan ETF	67,765	3,293,379
iShares® Barclays 1-3 Year Credit Bond ETF	19,780	2,086,988
PIMCO 15+ Year U.S. TIPS Index ETF	21,852	1,430,891
PIMCO Investment Grade Corporate Bond Index ETF	68,469	7,233,750
Riverfront Strategic Income Fund(a)	219,178	5,578,080
SPDR® Blackstone / GSO Senior Loan ETF	44,785	2,131,318
Vanguard® Intermediate-Term Corporate Bond ETF	108,144	9,530,731
Vanguard® Short-Term Corporate Bond ETF	163,057	13,083,693
		44,368,830

Equity (57.68%)
Consumer Discretionary Select Sector SPDR® Fund	11,498	1,050,457
Consumer Staples Select Sector SPDR® Fund	24,979	1,381,838
First Trust Utilities AlphaDEX® Fund	40,278	1,112,881
FlexShares® Quality Dividend Index Fund	113,551	4,732,806
Global X MSCI Norway ETF	58,534	748,650
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	140,046	6,860,854
Health Care Select Sector SPDR® Fund	14,148	1,130,284
iShares® Core MSCI EAFE ETF	226,282	14,165,253
iShares® Core MSCI Emerging Markets ETF	45,908	2,423,483
iShares® Core S&P 500® ETF	15,063	3,742,553
	Shares	Value (Note 2)
Equity (continued)
iShares® Dow Jones U.S. Financial Services Index Fund	31,563	$3,634,479
iShares® International Select Dividend ETF	33,562	1,124,663
iShares® MSCI EAFE Growth ETF	27,793	2,103,096
iShares® MSCI EAFE Value ETF	80,103	4,268,689
iShares® U.S. Healthcare Providers ETF	10,315	1,501,039
PowerShares® Aerospace & Defense Portfolio	23,500	1,123,770
Powershares® QQQ Trust Series 1	24,192	3,465,020
SPDR® Morgan Stanley Technology ETF	75,627	5,700,007
SPDR® S&P® Capital Markets ETF	19,078	973,169
WisdomTree® International Hedged Quality Dividend Growth Fund	39,733	1,175,302
WisdomTree® LargeCap Dividend Fund	36,876	3,140,729
		65,559,022

TOTAL EXCHANGE TRADED FUNDS (Cost $99,329,651)		109,927,852

EXCHANGE TRADED NOTES (0.98%)
Equity (0.98%)
ETRACS Alerian MLP Infrastructure Index ETN	42,153	1,117,055

TOTAL EXCHANGE TRADED NOTES (Cost $892,801)		1,117,055

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.43%)
Money Market Fund (1.43%)
State Street Institutional Treasury Plus Money Market Fund	0.954%	1,623,421	1,623,421

TOTAL SHORT TERM INVESTMENTS (Cost $1,623,421)			1,623,421

TOTAL INVESTMENTS (100.12%) (Cost $102,852,345)			$113,803,054

Liabilities In Excess Of Other Assets (-0.12%)			(134,703)

NET ASSETS (100.00%)			$113,668,351

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the following 12 funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS| WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long‐term capital appreciation. ALPS | Metis Global Micro Cap Value Fund seeks long‐term growth of capital. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Research Value Fund seeks long‐term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long‐term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time. The RiverFront Dynamic Equity Income Fund seeks to achieve long‐term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long‐term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity‐related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding‐up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2017, net assets of the CoreCommodity Fund were $553,035,430 of which $114,026,077 or 20.62% represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund
ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities may be subject to taxation in India. India’s Finance Act had introduced legislation on General Anti‐Avoidance Rules (“GAAR”) which contains treaty override provisions. The GAAR came into effect from April 1, 2017, and was used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Capital gains on sale of shares acquired on or after April 1, 2017, are taxable in India as per the amended India – Mauritius treaty. The benefit of a lower rate of taxation i.e. 50% of the applicable tax rate in India is provided for the gains on shares arising during the period from April 1, 2017 to March 31, 2019 subject to compliance with the Limitation OF Benefit clause, accordingly all shares bought before April 01, 2017 will not be taxable in India as per the treaty.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers‐dealers that make a market in the security. Investments in non‐exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over‐the‐counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2017:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$45,963,233	$–	$–	$45,963,233
Total	$45,963,233	$–	$–	$45,963,233

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$153,168,826	$–	$–	$153,168,826
Master Limited Partnerships(a)	1,055,604	–	–	1,055,604
Rights and Warrants United States	539	–	0	539
Government Bonds	–	254,158,830	–	254,158,830
Short Term Investments	129,933,674	–	–	129,933,674
Total	$284,158,643	$254,158,830	$–	$538,317,473
Other Financial Instruments
Assets
Futures Contracts	$3,770,717	$–	$–	$3,770,717
Total Return Swap Contracts	–	2,201	–	2,201
Liabilities
Futures Contracts	(1,960,232)	–	–	(1,960,232)
Total Return Swap Contracts	–	(1)	–	(1)
Total	$1,810,485	$2,200	$–	$1,812,685

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$2,911,550	$–	$2,911,550
Consumer Staples	–	2,711,612	–	2,711,612
Energy	–	1,898,370	–	1,898,370
Financials	–	9,880,057	–	9,880,057
Health Care	–	1,789,763	–	1,789,763
Industrials	–	3,661,686	–	3,661,686
Information Technology	–	2,183,386	–	2,183,386
Materials	–	5,178,235	–	5,178,235
Real Estate	–	431,223	–	431,223
Short Term Investments	129,662	–	–	129,662
Total	$129,662	$30,645,882	$–	$30,775,544

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Metis Global Micro Cap Value Fund
Common Stocks
Australia	$510,219	$694,019	$–	$1,204,238
Brazil	390,450	–	–	390,450
Canada	1,086,811	–	–	1,086,811
Cayman Islands	103,045	–	–	103,045
Chile	101,522	–	–	101,522
China	–	394,274	–	394,274
Cyprus	67,883	–	–	67,883
France	94,107	184,060	–	278,167
Germany	107,173	–	–	107,173
Great Britain	903,980	105,940	–	1,009,920
Greece	100,440	–	–	100,440
Hong Kong	201,413	205,362	–	406,775
India	–	502,348	–	502,348
Indonesia	146,640	99,966	–	246,606
Ireland	105,356	–	–	105,356
Isle Of Man	117,606	–	–	117,606
Israel	297,629	–	–	297,629
Italy	–	132,341	–	132,341
Japan	–	8,945,762	–	8,945,762
Malaysia	371,770	135,258	–	507,028
Norway	–	108,875	–	108,875
Pakistan	120,505	–	–	120,505
Poland	101,098	174,714	–	275,812
Portugal	–	121,971	–	121,971
Qatar	107,673	–	–	107,673
Singapore	92,915	221,543	–	314,458
South Africa	63,540	76,361	–	139,901
South Korea	707,500	2,504,119	–	3,211,619
Spain	109,364	–	–	109,364
Sweden	191,454	–	–	191,454
Taiwan	–	1,601,499	–	1,601,499
Thailand	101,454	261,984	–	363,438
Turkey	–	305,714	–	305,714
United States	6,017,517	–	–	6,017,517
Preferred Stocks(a)	322,614	–	–	322,614
Rights and Warrants	–	679	–	679
Total	$12,641,678	$16,776,789	$–	$29,418,467

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed‐End Funds	$20,046,061	$–	$–	$20,046,061
Common Stocks(a)	183,672,007	–	–	183,672,007
Short Term Investments	4,394,832	–	–	4,394,832
Total	$208,112,900	$–	$–	$208,112,900

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$94,477,980	$–	$–	$94,477,980
Short Term Investments	1,153,289	–	–	1,153,289
Total	$95,631,269	$–	$–	$95,631,269
Other Financial Instruments
Assets
Liabilities
Futures Contracts	$(322)	$–	$–	$(322)
Total	$(322)	$–	$–	$(322)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$701,685	$3,779,852	$–	$4,481,537
Consumer Discretionary	8,851,462	3,339,586	–	12,191,048
Consumer Staples	–	388,194	–	388,194
Energy	–	3,213,641	–	3,213,641
Financials	–	14,757,351	–	14,757,351
Health Care	–	440,313	–	440,313
Industrials	334,675	1,943,844	–	2,278,519
Materials	–	915,964	–	915,964
Technology	2,295,146	11,793,921	–	14,089,067
Participation Notes(a)	–	2,975,831	–	2,975,831
Total	$12,182,968	$43,548,497	$–	$55,731,465

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Exchange Traded Funds(a)	$11,336,473	$–	$–	$11,336,473
Short Term Investments	294,122	–	–	294,122
Total	$11,630,595	$–	$–	$11,630,595

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$753,077	$–	$–	$753,077
Exchange Traded Funds(a)	76,018,339	–	–	76,018,339
Exchange Traded Notes(a)	763,121	–	–	763,121
Short Term Investments	1,210,301	–	–	1,210,301
Total	$78,744,838	$–	$–	$78,744,838

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$317,345	$–	$–	$317,345
Exchange Traded Funds(a)	31,424,610	–	–	31,424,610
Exchange Traded Notes(a)	479,464	–	–	479,464
Short Term Investments	510,641	–	–	510,641
Total	$32,732,060	$–	$–	$32,732,060

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$588,440	$–	$–	$588,440
Exchange Traded Funds(a)	58,656,799	–	–	58,656,799
Exchange Traded Notes(a)	884,994	–	–	884,994
Short Term Investments	497,051	–	–	497,051
Total	$60,627,284	$–	$–	$60,627,284

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$1,134,726	$–	$–	$1,134,726
Exchange Traded Funds(a)	109,927,852	–	–	109,927,852
Exchange Traded Notes(a)	1,117,055	–	–	1,117,055
Short Term Investments	1,623,421	–	–	1,623,421
Total	$113,803,054	$–	$–	$113,803,054

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund and the ALPS | Metis Global Micro Cap Value Fund. The ALPS | Kotak India Growth Fund and the ALPS | Metis Global Micro Cap Value Fund utilize a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table below represents the value of the securities as of July 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at October 31, 2016.

The ALPS | Kotak India Growth Fund had the following transfers between Levels 1 and 2 at July 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$-	$(972,202)	$972,202	$-
Total	$-	$(972,202)	$972,202	$-

The ALPS | Metis Global Micro Cap Value Fund had the following transfers between Levels 1 and 2 at July 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$1,021,772	$(421,225)	$421,225	$(1,021,772)
Total	$1,021,772	$(421,225)	$421,225	$(1,021,772)

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Distributions to Shareholders: Each Fund, except the ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pays dividends and distributes capital gains, if any, on an annual basis. The ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short‐term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long‐term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Distributions received from the ALPS | Alerian MLP Infrastructure Index Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity‐linked notes which are derivative instruments that have characteristics of a debt security and of a commodity‐linked derivative. A commodity‐linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity‐linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index‐linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity‐linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked‐to‐market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self‐liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax‐free pass‐through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities: The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‐off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‐off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Unrealized Appreciation and Depreciation on Investments:  As of July 31, 2017, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$2,650,086	$(1,965,801)	$684,285	$45,368,948
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	55,966,694	(52,090,685)	3,876,009	534,441,464
ALPS | Kotak India Growth Fund	6,452,395	(913,984)	5,538,411	25,237,133
ALPS | Metis Global Micro Cap Value Fund	3,493,995	(1,940,526)	1,553,469	27,864,998
ALPS | Red Rocks Listed Private Equity Fund	38,630,228	(1,966,219)	36,664,009	171,448,891
ALPS | WMC Research Value Fund	14,206,254	(2,813,154)	11,393,100	84,238,169
Clough China Fund	18,316,167	(239,812)	18,076,355	37,655,110
RiverFront Conservative Income Builder Fund	611,700	(3,346)	608,354	11,022,241
RiverFront Dynamic Equity Income Fund	9,984,682	(3,795)	9,980,887	68,763,951
RiverFront Global Allocation Fund	4,769,135	(1,572)	4,767,563	27,964,497
RiverFront Global Growth Fund	9,224,414	(2,554)	9,221,860	51,405,424
RiverFront Moderate Growth & Income Fund	10,823,403	(22,476)	10,800,927	103,002,127

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over‐the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non‐centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.  Swap agreements held at July 31, 2017 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non‐hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non‐hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds had the following transactions in written covered call/put options during the period ended July 31, 2017:

	Number of Contracts	Premiums Received
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Options Outstanding, at the beginning of the period	-	$-
Options written	(122)	147,184
Options closed	92	(117,046)
Options exercised	-	-
Options expired	30	(30,138)
Options Outstanding, at July 31, 2017	-	$-

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended July 31, 2017, the RiverFront Funds listed below held shares of the RiverFront Strategic Income Fund, which is considered an affiliate to the Funds.

RiverFront Conservative Income Builder

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance July, 31 2017	Dividend Income	Realized Loss	Market Value July 31, 2017
Riverfront Strategic Income Fund	38,857	1,046	17,762	22,141	$24,031	$6,081	$563,488
					$24,031	$6,081	$563,488

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance July, 31 2017	Dividend Income	Realized Loss	Market Value July 31, 2017
Riverfront Strategic Income Fund	129,408	1,052	20,516	109,944	$97,422	$10,689	$2,798,075
					$97,422	$10,689	$2,798,075

RiverFront Global Allocation Fund

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance July, 31 2017	Dividend Income	Realized Loss	Market Value July 31, 2017
Riverfront Strategic Income Fund	28,560	-	5,879	22,681	$21,193	$5,444	$577,232
					$21,193	$5,444	$577,232

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance November 1, 2016	Purchases	Sales	Share Balance July, 31 2017	Dividend Income	Realized Loss	Market Value July 31, 2017
Riverfront Strategic Income Fund	336,873	-	117,695	219,178	$227,863	$14,890	$5,578,080
					$227,863	$14,890	$5,578,080

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 29, 2017